Financial Assets at Fair Value Through Profit or Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Assets at Fair Value Through Profit or Loss
Money market fund	$ 2,117	$ 0
Equity securities-unlisted company	21,650	15,350
Subtotal	23,767	15,350
Current	2,117	0
Non-current	21,650	15,350
Financial assets at fair value through profit or loss	$ 23,767	$ 15,350